Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Salaries, commissions and other benefits payable	$ 737,787	$ 950,257
Professional & legal fees payable	148,743	109,246
Interest payable	219,204	172,466
Taxes Payable	648,460	182,298
Other liabilities	235,700	283,369
Accrued expense and other liabilities, total	$ 1,989,894	$ 1,697,636